Investment Portfolioas of July 31, 2026 (Unaudited)
DWS Latin America Equity Fund
	Shares	Value ($)

Equity Securities 96.0%
Argentina 1.2%
Banco BBVA Argentina SA (ADR) (a)	141,131	2,671,610
Banco Macro SA (ADR) (a)	18,690	1,717,611
(Cost $4,026,319)		4,389,221
Brazil 60.6%
Axia Energia SA	1,064,562	11,092,622
Axia Energia SA "C" (Preferred)*	243,544	2,498,782
B3 SA - Brasil Bolsa Balcao	1,943,861	6,031,965
Banco Bradesco SA (ADR)	3,530,577	12,745,383
Banco Bradesco SA (Preferred)	2,595,957	9,438,168
Banco BTG Pactual SA (Units)	551,760	6,182,490
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,931,391	10,553,945
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR) (a)	507,915	2,768,137
Cury Construtora e Incorporadora SA	332,115	1,971,403
Cyrela Brazil Realty SA Empreendimentos e Participacoes	626,360	2,640,544
Direcional Engenharia SA	865,068	1,936,917
Embraer SA	272,514	4,671,146
Embraer SA (ADR)	114,011	7,790,372
Eneva SA*	715,650	3,714,380
Equatorial SA	1,219,737	9,302,355
Gerdau SA (ADR)	354,756	1,759,590
Gerdau SA (Preferred)	1,457,415	7,181,919
Iguatemi SA (Units)	760,652	3,725,869
Itau Unibanco Holding SA (Preferred)	1,377,207	11,652,527
Localiza Rent a Car SA	1,039,518	7,712,589
Lojas Renner SA	735,393	1,972,983
Multiplan Empreendimentos Imobiliarios SA	457,686	2,539,816
NU Holdings Ltd. "A"*	875,054	12,539,524
Petroleo Brasileiro SA - Petrobras	514,946	4,981,693
Petroleo Brasileiro SA - Petrobras (ADR)	662,590	12,854,246
Petroleo Brasileiro SA - Petrobras (ADR) (Preferred)	625,153	10,721,374
Petroleo Brasileiro SA - Petrobras (Preferred)	923,810	7,912,930
PRIO SA*	471,749	5,662,868
Raia Drogasil SA	1,597,752	5,824,735
Rede D'Or Sao Luiz SA 144A	825,362	5,640,105
Vale SA	670,615	10,091,339
Vale SA (ADR)	574,395	8,650,389
Vibra Energia SA	558,758	3,973,689
WEG SA	914,516	8,515,265
(Cost $176,796,112)		227,252,059
Chile 3.4%
Banco de Chile (ADR)	165,628	6,848,718
Banco Santander Chile (ADR)	89,781	3,107,321
Latam Airlines Group SA (ADR) (a)	29,708	1,567,394
Sociedad Quimica y Minera de Chile SA (ADR)	16,356	1,096,833
(Cost $11,833,739)		12,620,266

Colombia 0.6%
Grupo Cibest SA (ADR) (Cost $1,272,593)	24,035	2,223,718
Luxembourg 1.4%
Ternium SA (ADR) (Cost $4,886,373)	104,367	5,139,031
Mexico 23.7%
America Movil SAB de CV (ADR)	44,482	1,127,619
Cemex SAB de CV (ADR)	991,433	11,718,738
Corp. Inmobiliaria Vesta SAB de CV	366,622	1,267,126
Corp. Inmobiliaria Vesta SAB de CV (ADR)	101,910	3,514,876
Fibra Uno Administracion SA de CV (REIT)	6,512,199	11,735,081
Fomento Economico Mexicano SAB de CV (ADR)	56,790	7,268,552
Fresnillo PLC (b)	21,787	727,745
GCC SAB de CV	166,692	1,914,607
Grupo Aeroportuario del Centro Norte SAB de CV	88,914	1,186,153
Grupo Aeroportuario del Centro Norte SAB de CV (ADR) (a)	22,386	2,393,063
Grupo Financiero Banorte SAB de CV "O"	1,277,762	14,728,624
Grupo Mexico SAB de CV	1,701,536	20,463,231
Grupo Televisa SAB (ADR)*	2,830	7,924
Industrias Penoles SAB de CV	78,040	3,588,277
Promotora y Operadora de Infraestructura SAB de CV	168,603	2,671,637
Vista Energy SAB de CV (ADR)*	62,032	4,370,154
(Cost $62,517,943)		88,683,407
Panama 0.1%
Bladex, Inc. (Cost $338,895)	6,317	369,860
Peru 3.9%
Cia de Minas Buenaventura SAA (ADR)	145,337	4,400,804
Credicorp Ltd.	26,080	10,447,127
(Cost $8,598,872)		14,847,931
United States 0.9%
Aura Minerals, Inc. (a)	17,247	941,169
Southern Copper Corp.	12,580	2,298,492
(Cost $3,268,957)		3,239,661
Uruguay 0.2%
MercadoLibre, Inc.* (Cost $666,323)	404	758,692
Total Equity Securities (Cost $274,206,126)		359,523,846

Exchange-Traded Funds 1.2%
iShares MSCI Chile ETF (a) (Cost $4,533,236)	113,046	4,446,099

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c) (d) (Cost $2,800,750)	2,800,750	2,800,750

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $281,540,112)	97.9	366,770,695
Other Assets and Liabilities, Net	2.1	7,870,427
Net Assets	100.0	374,641,122

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2026	Value ($) at 7/31/2026
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.59% (c) (d)
1,950,873	849,877 (e)	—	—	—	55,101	—	2,800,750	2,800,750

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2026 amounted to $9,213,711, which is 2.5% of net assets.

(b)	Listed on the London Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,829,920.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
Securities are listed in country of domicile.
At July 31, 2026 the DWS Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	100,704,644	27%
Materials	79,972,165	21%
Energy	46,503,266	12%
Utilities	39,930,221	11%
Industrials	36,507,619	10%
Real Estate	22,782,768	6%
Consumer Discretionary	13,254,228	4%
Consumer Staples	13,093,287	3%
Health Care	5,640,105	2%
Communication Services	1,135,543	0%
Total	359,523,846	96%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$4,389,221	$—	$—	$4,389,221
Brazil	227,252,059	—	—	227,252,059
Chile	12,620,266	—	—	12,620,266
Colombia	2,223,718	—	—	2,223,718
Luxembourg	5,139,031	—	—	5,139,031
Mexico	87,955,662	727,745	—	88,683,407
Panama	369,860	—	—	369,860
Peru	14,847,931	—	—	14,847,931
United States	3,239,661	—	—	3,239,661
Uruguay	758,692	—	—	758,692
Exchange-Traded Funds	4,446,099	—	—	4,446,099
Short-Term Investments	2,800,750	—	—	2,800,750
Total	$366,042,950	$727,745	$—	$366,770,695
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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